Warrants and Derivatives - Summary of Fair values of Liability Classified Warrants and Derivatives Recorded in Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Current warrant and derivative liabilities	[1]	$ 68,518	$ 0
FP Pre Combination Warrants [Member]
Class of Warrant or Right [Line Items]
Current warrant and derivative liabilities		2,546
Pre-Combination Warrants [Member]
Class of Warrant or Right [Line Items]
Current warrant and derivative liabilities		849
FP Combination Warrants [Member]
Class of Warrant or Right [Line Items]
Current warrant and derivative liabilities		27,682
Combination Warrants [Member]
Class of Warrant or Right [Line Items]
Current warrant and derivative liabilities		7,602
FP Combination Equity [Member]
Class of Warrant or Right [Line Items]
Current warrant and derivative liabilities		24,110
Combination Equity [Member]
Class of Warrant or Right [Line Items]
Current warrant and derivative liabilities		$ 5,729

[1]	Refer to Note 6 “Warrants and Derivatives” for further discussion.